CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME [Abstract]
Revenue	$ 463,049	$ 419,782	$ 480,820
Administrative fee revenue from affiliates	23,667	21,799	16,177
Time charter, voyage and logistics business expenses	(213,929)	(175,072)	(247,882)
Direct vessel expenses	(116,713)	(127,396)	(128,168)
General and administrative expenses incurred on behalf of affiliates	(23,667)	(21,799)	(16,177)
General and administrative expenses	(27,521)	(25,295)	(34,183)
Depreciation and amortization	(104,112)	(113,825)	(120,310)
Provision for losses on accounts receivable	(269)	(1,304)	(59)
Interest income	6,831	4,947	2,370
Interest expense and finance cost	(121,611)	(113,639)	(113,151)
Impairment losses	(50,565)	0	0
(Loss)/gain on bond and debt extinguishment	(981)	29,187	0
Gain on sale of assets	1,064	0	0
Other income	6,140	18,175	4,840
Other expense	(13,761)	(11,665)	(34,982)
Loss before equity in net earnings of affiliated companies	(172,378)	(96,105)	(190,705)
Equity/(loss) in net earnings of affiliated companies	4,399	(202,779)	61,484
Loss before taxes	(167,979)	(298,884)	(129,221)
Income tax benefit/(expense)	3,192	(1,265)	3,154
Net loss	(164,787)	(300,149)	(126,067)
Less: Net income attributable to the noncontrolling interest	(1,123)	(3,674)	(8,045)
Net loss attributable to Navios Holdings common stockholders	(165,910)	(303,823)	(134,112)
Loss attributable to Navios Holdings common stockholders, basic and diluted	$ (175,298)	$ (273,105)	$ (150,314)
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$ (1.5)	$ (2.54)	$ (1.42)
Weighted average number of shares, basic and diluted	166,673,459	107,366,783	105,896,235
Other comprehensive income/(loss)
Unrealized holding gain/(loss) on investments in-available-for-sale securities	$ 2	$ 100	$ (1,649)
Reclassification to earnings	0	345	1,782
Total other comprehensive income	2	445	133
Total comprehensive loss	(164,785)	(299,704)	(125,934)
Comprehensive income attributable to noncontrolling interest	(1,123)	(3,674)	(8,045)
Total comprehensive loss attributable to Navios Holdings common stockholders	$ (165,908)	$ (303,378)	$ (133,979)